ACQUISITION OF BUSINESSES - Industrial Operations - Clarios (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,218	$ 2,411
Industrials
Disclosure of detailed information about business combination [line items]
Goodwill		2,234	$ 345
Industrials | Clarios Global LP
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	29.00%
Consideration transferred, acquisition-date fair value	$ 3,764
Acquisition-related costs	44
Goodwill	1,895
Goodwill expected to be deductible for tax purposes	20
Identifiable intangible assets recognised as of acquisition date	$ 6,420
Revenue of acquiree since acquisition date		1,668
Profit (loss) of acquiree since acquisition date		(89)
Revenue of acquiree as if combination occurred at beginning of period		2,414
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 21
Clarios Global LP | Industrials
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		28.00%	0.00%
Proportion of voting rights held in subsidiary		100.00%	0.00%